Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Forfeitures	The following table includes forfeiture related information.

Forfeitures
	2025	2024
Forfeiture balance at end of year	$34,255	$54,010
Forfeitures used to reduce Corporation contributions	160,379	1,492,568